Identified Intangible Assets - Summary of Intangible Assets, Net of Accumulated Amortization and Impairments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 2,611	$ 2,536
Accumulated amortization and impairments	(1,646)	(1,365)
Marketing-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	18	18
Accumulated amortization and impairments	(16)	(16)
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	427	411
Accumulated amortization and impairments	(177)	(143)
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,053	2,044
Accumulated amortization and impairments	(1,383)	(1,156)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,498	2,473
Accumulated amortization and impairments	(1,576)	(1,315)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	113	63
Accumulated amortization and impairments	$ (70)	$ (50)